Prepayments and Other Current Assets	6 Months Ended
Jun. 30, 2020
Prepayments And Other Current Assets [Abstract]
Prepayments and Other Current Assets
8.	Prepayments and other current assets

	December 31,	June 30,
	2019	2020
	RMB	RMB
Prepayments to vendors and content providers	184,744	193,074
Input value-added tax to be deducted	2,059	75,297
Interests receivable	168,739	56,010
Receivables from exercise of vested share options	9,475	20,015
Prepayments to third-party payment platform	7,912	14,613
Loan to a third party	10,000	10,000
Others	17,686	40,052
Less: expected credit loss provision	—	(572)

Total	400,615	408,489

The following table presents the activity in the expected credit loss provision related to other receivables for the six months ended June 30, 2020:

For the six months ended June 30,
2020
RMB
Balance as at December 31, 2019	—
Adoption of ASC Topic 326	308

Balance as at January 1, 2020	308
Current period provision	355
Current period reversal	(91)

Balance as at June 30, 2020	572